INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ (12)	$ 151	$ 123
Deferred	0	316	(29)
Taxes on income	(12)	467	94
Domestic	0	0	0
Foreign	(12)	467	94
Taxes on income	$ (12)	$ 467	$ 94